COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) $ in Thousands		1 Months Ended			12 Months Ended
	Sep. 23, 2015 USD ($)	Feb. 28, 2018	Oct. 31, 2013 USD ($)	Oct. 31, 2013 HKD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Commitments and Contingencies [Line Items]
Capital commitments					$ 38,696
Operating leases - as grantor, last expiry date					2026-11
Contingent fees earned					$ 9,301	$ 10,216	$ 9,732
Trade Credit Facility [Member]
Commitments and Contingencies [Line Items]
Amount entered with a bank to meet certain payment obligations			$ 25,538	$ 200,000,000
Credit facility utilized					$ 638
Credit facility, maturity date					Aug. 31, 2017
Trade Credit Facility [Member] | Extended Maturity [Member]
Commitments and Contingencies [Line Items]
Credit facility, maturity date					Aug. 31, 2019
Studio City Land [Member]
Commitments and Contingencies [Line Items]
Government land use fee payable per annum during the development period	$ 490
Government land use fee payable per annum after the development period	$ 1,100
Extended end date of development period		Jul. 24, 2021
Total commitment for government land use fees					$ 8,226
Contract expiration date					2026-10
Land Concession Contracts [Member]
Commitments and Contingencies [Line Items]
Initial contract term (in years)					25 years
Contract term of further renewable consecutive periods (in years)					10 years
Frequency of land use fee amounts to be adjusted					Every five years